Leases (Details) - Coinshares International Limited [Member]	Dec. 31, 2025
Minimum [Member]
Leases (Details) [Line Items]
Remaining lease term	1 year
Maximum [Member]
Leases (Details) [Line Items]
Remaining lease term	6 years